Earnings (loss) per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 19: EARNINGS (LOSS) PER SHARE

The net income (loss) and weighted average number of ordinary shares used in the calculation of basic and diluted income (loss) per share are as follows:

	Year ended December 31
	2022	2021	2020
Net income (loss) used in the calculation of earnings (loss) per share, basic and diluted	$211,334	$(215,235)	$(24,331)
Weighted average number of ordinary shares for the purposes of earnings (loss) per share, basic and diluted	46,767,930	15,048,576	12,152,006